Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
Description of Business
1.	Description of Business

TH International Limited was incorporated in Cayman Islands in April 2018. Pursuant to a master development agreement between TH Hong Kong International limited (“THHK”), a subsidiary of TH International Limited, and Tim Hortons Restaurants International GmbH (“THRI”), a subsidiary of Restaurant Brands International Inc (“RBI”) effective from June 11, 2018, with initial contractual term of 20 years and THHK has the option to extend the initial term for 10 years, subject to achieving certain agreed-upon milestones of cumulative store opening target by the end of development year 10 and the end of development year 20, TH International Limited together with its subsidiaries (“the Company”) owns the exclusive franchise right authorized by THRI, and is authorized to develop and operate stores branded “Tim Hortons” throughout the People’s Republic of China (“PRC”), including Hong Kong and Macau. The first Tim Hortons store in Chinese Mainland opened in February 2019. As of December 31, 2025, there were 1,047 Tim Hortons stores in PRC, including 562 Company owned and operated stores and 485 franchised stores. For the 562 Company owned and operated stores, 186 stores are in Shanghai, 62 stores in Beijing, 50 stores in Hangzhou, 30 stores in Shenzhen, 26 stores in Guangzhou, and other 208 stores in Nanjing, Wuhan, Xi’an, Chengdu, Suzhou, etc.

On September 28, 2022, the Company consummated its merger with Silver Crest Acquisition Corporation (the “Merger Transaction”). The Company’s ordinary shares and warrants are listed on the Nasdaq Stock Market LLC (NASDAQ) under the trading symbols “THCH” and “THCHW”, respectively, on September 29, 2022.

On January 7, 2025, the Company implemented a 1-for-5 reverse stock split of the Company’s ordinary shares effective December 31, 2024. The share information and the conversion ratio of the Company’s convertible notes, warrants, option units, and restricted share units of the Company have been retrospectively presented to reflect the effect of the reverse stock split.